MANAGEMENT OF RISKS ARISING FROM HOLDING FINANCIAL INSTRUMENTS - Contractual Maturities of Financial Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Principal repayments
Corporate borrowings	$ 5,659	$ 4,500
Property-specific borrowings	63,721	52,442
Other debt of subsidiaries	9,009	7,949
Subsidiary equity obligations	3,661	3,565
Interest expense
Corporate borrowings	2,648	1,796
Non-recourse borrowings	17,161	14,922
Subsidiary equity obligations	1,316	1,270
Less than one year
Principal repayments
Corporate borrowings	0	425
Property-specific borrowings	8,800	7,655
Other debt of subsidiaries	1,956	866
Subsidiary equity obligations	76	421
Interest expense
Corporate borrowings	259	201
Non-recourse borrowings	3,248	2,776
Subsidiary equity obligations	226	198
1 to 3 Years
Principal repayments
Corporate borrowings	478	447
Property-specific borrowings	15,175	13,965
Other debt of subsidiaries	2,520	2,699
Subsidiary equity obligations	53	143
Interest expense
Corporate borrowings	494	375
Non-recourse borrowings	5,024	4,549
Subsidiary equity obligations	428	376
4 to 5 Years
Principal repayments
Corporate borrowings	278	260
Property-specific borrowings	14,228	13,467
Other debt of subsidiaries	2,536	1,955
Subsidiary equity obligations	1,001	1,217
Interest expense
Corporate borrowings	462	342
Non-recourse borrowings	3,575	3,219
Subsidiary equity obligations	340	318
After 5 Years
Principal repayments
Corporate borrowings	4,903	3,368
Property-specific borrowings	25,518	17,355
Other debt of subsidiaries	1,997	2,429
Subsidiary equity obligations	2,531	1,784
Interest expense
Corporate borrowings	1,433	878
Non-recourse borrowings	5,314	4,378
Subsidiary equity obligations	$ 322	$ 378